S000030470 [Member] Investment Risks - Putnam Sustainable Retirement 2055 Fund	Jul. 31, 2025
Common stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common stock risk (for all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF): Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. Growth investing risk: Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk: Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks the underlying fund’s investment manager believes are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk: Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry or sector concentration risk (for all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF): From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Model and data risk (for all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF): If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign investments risk (for all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF): The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, the underlying fund’s investment manager’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic focus risk (for PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF): If an underlying fund invests a substantial percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, such as European and Asian countries, the underlying fund’s performance will likely be closely tied to the market, currency, political, economic, regulatory, geopolitical, and other conditions in such countries or region. These conditions could generally have a greater effect on the underlying fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Fixed income investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed income investments risk (for Core Bond ETF, High Yield ETF and Ultra Short ETF): The risks associated with fixed income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that issuers of the underlying fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.
High Yield ETF invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Franklin Advisers believes are of comparable quality. High Yield ETF may invest up to 15% of High Yield ETF’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Franklin Advisers believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. High Yield ETF will not necessarily sell an investment if its rating is reduced after Franklin
Advisers buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and is likely to fall. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the High Yield ETF to sell the investment at a price approximating the value Franklin Advisers had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for High Yield ETF to buy or sell certain debt instruments or to establish their fair values.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF): An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating rate loan risk (for High Yield ETF): To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Floating rate obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating rate obligations risk (for Core Bond ETF and Ultra Short ETF): An underlying fund may purchase taxable floating rate notes for short-term cash management or other investment purposes. Floating rate notes are debt instruments that provide for periodic adjustments in the interest rate. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as the Secured Overnight Financing Rate, and is reset whenever such rate is adjusted. Interest rate adjustments are designed to help stabilize the instrument’s price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the instrument’s market price when interest rates or benchmark rates rise, it lowers the underlying fund’s income when interest rates or benchmark rates fall. The underlying fund’s income from its floating rate investments also may increase if interest rates rise. Floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. The underlying fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the underlying fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the underlying fund and would likely reduce the value of its assets, which would be reflected in a reduction in the underlying fund’s net asset value.
Floating rate notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the underlying fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating organizations and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the underlying fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument. The absence of an active secondary market for floating rate notes could make it difficult for the underlying fund to dispose of the instruments, and the underlying fund could suffer a loss if the issuer defaults or during periods in which the underlying fund is not entitled to exercise its demand rights. When a reliable trading market for the floating rate instruments held by the underlying fund does not exist and the underlying fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the underlying fund’s limitation on investments in illiquid securities.

Portfolio turnover rate [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio turnover rate: An underlying fund’s portfolio turnover rate measures how frequently the underlying fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the underlying fund sold and replaced securities valued at 100% of the underlying fund’s assets within a one-year period. From time to time the underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs (including imputed transaction costs), which may detract from performance. The underlying fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the underlying fund’s investment manager applies in making investment decisions for the underlying fund will produce the intended outcome or that the investments selected for the underlying fund will perform as well as other securities that were not selected for the underlying fund. The underlying fund’s investment manager, or the underlying fund’s other service providers, may experience disruptions or operating errors that could negatively impact the underlying fund.
The underlying fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the underlying fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks Related to Investing in ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in ETFs: As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at net asset value by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value and share price risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fluctuation of net asset value and share price risk: Shares of an underlying fund may trade at a larger premium or discount to the underlying fund’s net asset value than shares of other ETFs. The net asset value of the underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. The underlying fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) net asset value or the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for underlying fund shares may become less liquid in response to deteriorating liquidity in the markets for the underlying fund’s underlying portfolio holdings.

Authorized participant concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized participant concentration risk: Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market price or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares or underlying fund shares may trade at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing.

Trading issues risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading issues risk: Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for the underlying fund shares will operate as intended, which could lead to the underlying fund’s shares trading at wider spreads and larger premiums and discounts to net asset value than other actively managed ETFs. As a result, it may cost investors more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in an underlying fund’s shares or to submit purchase and redemption orders for creation units.
The market prices of the underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s net asset value, the intraday value of the underlying fund’s holdings and supply and demand for the fund’s shares. The investment manager cannot predict whether the underlying fund’s shares will trade above, below or at their net asset value or the intraday value of the underlying fund’s holdings. During periods, when an underlying fund is trading below its net asset value, investors may incur significant losses if they sell shares.
The securities held by the underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the shares’ net asset value may widen.

Large shareholder transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large shareholder transaction risk: An underlying fund is subject to the risk that shareholders will purchase or redeem large quantities of shares of the underlying fund. The underlying fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the underlying fund. Such shareholders may at times be considered to control the underlying fund. In addition, a large number of shareholders may collectively purchase or redeem underlying fund shares in large amounts rapidly or unexpectedly. Large shareholder transactions may adversely affect the underlying fund’s liquidity and net assets. These redemptions may also adversely affect the underlying fund’s performance if the underlying fund is forced to sell securities, which may also increase the underlying fund’s brokerage costs.

Cash transactions risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash transactions risk: Unlike certain ETFs, an underlying fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in the underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Semi transparent ETF risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semi-transparent ETF risk (for Sustainable Leaders ETF and Sustainable Future ETF): Semi-transparent ETFs are different from traditional ETFs. Traditional ETFs disclose to the public what assets they hold each day. However, semi-transparent ETFs do not. This may create additional risks for an investment in a semi-transparent ETF, including that an investor may have to pay more money to trade semi-transparent ETF’s shares in light of the fact that a semi-transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for semi-transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.
The differences between semi-transparent ETFs and other ETFs may also have advantages. By keeping certain information about a semi-transparent ETFs secret, a semi-transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve a semi-transparent ETF’s performance. If other traders are able to copy or predict a semi-transparent ETF’s investment strategy, however, this may hurt a semi-transparent ETF’s performance.

Tracking Basket structure risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Basket structure risk (for Sustainable Leaders ETF and Sustainable Future ETF): Thesemi-transparent ETFs, in which the fund invests are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each semi-transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the semi-transparent ETF but is not the semi-transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the semi-transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the semi-transparent ETF invests; and (3) cash and cash equivalents.
A semi-transparent ETF’s Tracking Basket structure may affect the price at which shares of the semi-transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of a semi-transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. A semi-transparent ETF, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although a semi-transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify a semi-transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm a semi-transparent ETF and its shareholders, such as front running the semi-transparent ETF’s trades of portfolio securities.

Arbitrage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Arbitrage risk (For Sustainable Leaders ETF and Sustainable Future ETF): Unlike ETFs that publicly disclose their complete portfolio holdings each business day, a semi-transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the semi-transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in a semi-transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and net asset value of the semi-transparent ETF shares, there is no guarantee a semi-transparent ETF’s arbitrage mechanism will operate as intended and that the semi-transparent ETF will not experience wide bid/ask spreads and/or large discounts or premiums to net asset value. In addition, market participants may attempt to use the disclosed information to “reverse engineer”a semi-transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact a semi-transparent ETF’s performance.

Trading halt risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading halt risk (for Sustainable Leaders ETF and Sustainable Future ETF): There may be circumstances where a security held in a semi-transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the semi-transparent ETF’s investment manager determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in a semi-transparent ETF’s portfolio, will be publicly disclosed on the semi-transparent ETF’s website, and the semi-transparent ETF’s investment manager will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm a semi-transparent ETF and its shareholders. In addition, if securities representing 10% or more of a semi-transparent ETF’s portfolio do not have readily available market quotations, a semi-transparent ETF’s investment manager would promptly request the exchange to halt trading of a semi-transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

Sustainability and ESG investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sustainability and ESG investing risk: Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Franklin Advisers, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate.
Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Franklin Advisers, Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The effects of inflation may erode the value of an investment in an underlying fund over time. The value of investments in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying fund’s portfolio holdings, may negatively impact the underlying fund’s performance, and may exacerbate other risks to which the underlying fund is subject.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the underlying fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.